Business Combinations and Acquisitions - Schedule of Business Acquisition, Pro Forma Information (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020
Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Total revenues	$ 154.1	$ 168.0	$ 611.6
Net loss	(5.2)	(56.3)	(192.1)
Net loss attributable to Mirion TopCo stockholders	$ (3.6)	$ (54.0)	(184.2)
Biodex and SNC
Business Combination, Separately Recognized Transactions [Line Items]
Total revenues			670.9	$ 598.7
Net loss			(142.9)	(239.2)
Net loss attributable to Mirion TopCo stockholders			$ (127.9)	$ (158.3)